Accounting Policies, Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of changes in accounting estimates [Line Items]
Property, plant and equipment - ROU assets		$ 46
Property, plant and equipment - ROU assets - IFRS Adjustment	$ 1,059			$ 1,105
Undiscounted Operating Lease Commitments IFRS 16 Adjustment				1,087
Operating lease commitments that did not qualify as leases under IFRS 16				(150)
Extension Options Reasonably Certain To Be Exercised				297
Effect of discounting using the incremental borrowing rate				(175)
Discounted operating lease commitments				1,059
Finance lease liabilities		20		$ 1,079
Discounted lease payments using our incremental borrowing rate				3.52%
Impairment loss recognised in profit or loss, property, plant and equipment	$ (120)	(1,809)
White Springs and Feed Plants [Member]
Disclosure of changes in accounting estimates [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 250
White Springs and Feed Plants [Member] | Plus Minus [Member]
Disclosure of changes in accounting estimates [Line Items]
Sales prices	1.00%
Forecasted EBITDA over forecast period	5.00%
Discount Rate	0.50%
Sales prices	$ 20
Forecasted EBITDA over forecast period.	20
Discount Rate	$ 10
IFRS 16 leases [Member]
Disclosure of changes in accounting estimates [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment		1,059
Finance lease liabilities		$ 1,059